Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit, are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, commercial, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30, 2014 $	June 30, 2013 $	June 30, 2014 $	June 30, 2013 $
Revenues(i)	9,452	9,398	18,801	16,505
Vessel operating expenses(ii)	3,245	2,587	6,074	4,938
General and administrative(iii)	4,065	2,816	7,134	6,004

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)	Includes ship management and crew training services provided by Teekay Corporation.

(iii)

Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

b) As at June 30, 2014 and December 31, 2013, non-interest bearing advances to affiliates totaled $21.0 million and $6.6 million, respectively, and non-interest bearing advances from affiliates totaled $46.3 million and $19.3 million, respectively. These advances are unsecured and have no fixed repayment terms.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled annually (see Notes 2 and 10).

d) In March 2013, the Partnership paid a $2.7 million fee to Teekay Corporation relating to services in support of the Partnership’s successful acquisition of its 50% interest in Exmar LPG BVBA (see Note 5b). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

e) The Partnership has services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services relating to the five LNG newbuildings the Partnership owns. These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. As at June 30, 2014 and December 31, 2013, shipbuilding and site supervision costs provided by Teekay Corporation subsidiaries totaled $0.8 million and $0.2 million, respectively.

f) In March 2014, two interest rate swap agreements were novated from Teekay Corporation to the Partnership. Teekay Corporation concurrently paid the Partnership $3.0 million in cash consideration, which represents the estimated fair value of the interest rate swap liabilities on the novation date.

g) As part of the Partnership’s acquisition of its ownership interest in the BG Joint Venture (see Note 5a), the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation’s subsidiary will, on behalf of the Partnership, provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings in the BG Joint Venture up to their delivery date. All costs incurred by Teekay Corporation’s subsidiary, plus a reasonable profit markup, will be charged to the Partnership. As of June 30, 2014, no costs have been charged to the Partnership.